Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 26, 2020
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data
The following table contains selected unaudited quarterly financial data for fiscal years ended.

	2020				2019
	First	Second	Third	Fourth	First	Second	Third	Fourth

Net sales	$2,816	$2,975	$2,910	$3,008	$1,972	$1,950	$1,937	$3,019
Cost of goods sold	2,296	2,391	2,272	2,342	1,619	1,578	1,551	2,511
Gross profit	520	584	638	666	353	372	386	508

Net income	$47	$126	$191	$195	$88	$74	$13	$229

Net income per share:
Basic	$0.36	$0.95	$1.44	$1.47	$0.67	$0.57	$0.10	$1.74
Diluted	$0.35	$0.94	$1.42	$1.44	$0.66	$0.55	$0.10	$1.69